Employee Compensation (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges
of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2022	July 31, 2021
Expected dividend yield	4.2%	4.9%
Expected share price volatility	16.8%	20.6 - 20.7%
Risk-free rate of return	1.8 - 1.9%	1.0%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	135.58	97.14

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Current service cost	60	67	2	2
Past service (income)	(1)	-	-	-
Net interest (income) expense on net defined benefit (asset) liability	(7)	2	8	8
(Gain) on settlement	-	-	-	-
Administrative expenses	1	1	-	-
Benefits expense	53	70	10	10
Government pension plans expense (1)	61	55	-	-
Defined contribution expense	37	33	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	151	158	10	10

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Current service cost	178	201	6	6
Past service (income)	(1)	-	-	-
Net interest (income) expense on net defined benefit (asset) liability	(21)	6	26	23
(Gain) on settlement	(1)	-	-	-
Administrative expenses	3	3	-	-
Benefits expense	158	210	32	29
Government pension plans expense (1)	201	173	-	-
Defined contribution expense	138	126	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	497	509	32	29

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.
Certain comparative figures have been reclassified to conform with the current period’s presentation
.